INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense Recognized

The significant components of income tax expense recognized in the statements of income are as follows:

	Years ended March 31,
Income tax expense	2019	2018
Current	$17,750	$16,086
Deferred	3,121	2,833
	$20,871	$18,919

Schedule of Reconciliation of Effective Statutory Income Tax Rates

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2019	2018
Canadian statutory tax rate	27.00%	26.25%

Income before income taxes	$72,918	$77,815

Income tax expense computed at Canadian statutory rates	19,688	20,426
Foreign tax rates different from statutory rate	(1,707)	(467)
Change in tax rates	-	(681)
Permanent items and other	(444)	1,008
Withholding taxes	5,153	1,023
Change in unrecognized deferred tax assets	(1,816)	(2,378)
Other	(3)	(12)
Income tax expense	$20,871	$18,919

Schedule of Deferred Income Tax Assets (liabilities)

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2019	2018
Net deferred income tax liabilities, beginning of the year	$(33,310)	$(27,692)
Deferred income tax expense recognized in net income for the year	(3,121)	(2,833)
Foreign exchange impact	2,097	(2,785)
Net deferred income tax liabilities, end of the year	$(34,334)	$(33,310)

Schedule of Deferred Income Tax

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2019	March 31, 2018
Deferred income tax assets
Plant and equipment	$880	$1,442
Environmental rehabilitation	3,155	2,980
Other deductible temporary difference	454	890
Total deferred income tax assets	4,489	5,312

Deferred income tax liabilities
Plant and equipment	(829)	(261)
Mineral rights and properties	(37,465)	(37,308)
Unrealized gain on investments	(365)	(876)
Other taxable temporary difference	(164)	(177)
Total deferred income tax liabilities	(38,823)	(38,622)

Net deferred income tax liabilities	$(34,334)	$(33,310)

Schedule of Temporary Differences and Unused Tax Losses

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2019	March 31, 2018

Non-capital loss carry forward	$77,620	$82,882
Plant and equipment	25,765	27,050
Mineral rights and properties	4,378	15,539
Other deductible temporary difference	12,225	18,876
	$119,988	$144,347

Schedule of Net Operating Losses Expiring in Various Years

As at March 31, 2019, the Company has the following net operating losses, expiring in various years to 2040 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2020	$-	$4,688	$4,688
2021	-	4,343	4,343
2022	-	3,175	3,175
2023	-	4,069	4,069
2024	-	2,748	2,748
2027	1,244	-	1,244
2029	-	-	-
2030	3,722	-	3,722
2031	6,374	-	6,374
2032	9,251	-	9,251
2033	9,520	-	9,520
2034	7,482	-	7,482
2035	6,795	-	6,795
2036	4,039	-	4,039
2037	547	-	547
2038	2,389	-	2,389
2039	2,700	-	2,700
2040	4,534	-	4,534
	$58,597	$19,023	$77,620